INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details
Tax expense (benefit) at the statutory rate			$ (214,000)	$ (157,000)
State income taxes, net of federal income tax benefit			(23,000)	(17,000)
Change in valuation allowance			237,000	174,000
Total